Calvert
International Responsible Index Fund
December 31, 2022
Schedule of Investments (Unaudited)

Common Stocks — 99.4%

Security	Shares	Value
Australia — 5.6%
ANZ Group Holdings, Ltd.	166,549	$ 2,682,924
APA Group	78,928	576,917
ASX, Ltd.	9,943	457,937
BlueScope Steel, Ltd.	52,188	594,798
Brambles, Ltd.	82,121	673,442
Cochlear, Ltd.	4,132	570,660
Coles Group, Ltd.	94,942	1,076,227
Commonwealth Bank of Australia	71,079	4,936,779
Computershare, Ltd.	28,258	497,794
CSL, Ltd.	23,701	4,621,556
Endeavour Group, Ltd.	92,526	402,666
Fortescue Metals Group, Ltd.	141,047	1,971,435
Insurance Australia Group, Ltd.	135,051	434,144
Lynas Rare Earths, Ltd.(1)	105,130	554,194
Macquarie Group, Ltd.	20,455	2,309,133
Medibank Private, Ltd.	134,333	267,999
National Australia Bank, Ltd.	150,740	3,060,566
Qantas Airways, Ltd.(1)	56,530	228,817
QBE Insurance Group, Ltd.	74,986	680,250
Ramsay Health Care, Ltd.	11,702	513,848
REA Group, Ltd.	2,544	191,325
Reece, Ltd.	13,514	129,176
SEEK, Ltd.(2)	17,700	251,636
Sonic Healthcare, Ltd.	28,064	571,131
Suncorp Group, Ltd.	65,192	531,237
Telstra Group, Ltd.	223,796	605,243
TPG Telecom, Ltd.(2)	27,646	91,579
Transurban Group	194,962	1,715,247
Wesfarmers, Ltd.	61,801	1,927,405
Westpac Banking Corp.	177,139	2,804,378
WiseTech Global, Ltd.	8,984	308,982
Woolworths Group, Ltd.	88,073	2,011,183
		$38,250,608
Austria — 0.2%
Erste Group Bank AG	17,169	$549,325
Verbund AG	4,313	362,550
voestalpine AG	12,130	321,313
		$1,233,188
Belgium — 0.8%
Ackermans & van Haaren NV	754	$129,411
Ageas S.A./NV	5,466	242,536
Anheuser-Busch InBev S.A./NV	41,156	2,478,865
Azelis Group NV	3,839	108,746
Security	Shares	Value
Belgium (continued)
D'Ieteren Group	906	$ 173,873
Elia Group S.A./NV	1,495	212,533
Groupe Bruxelles Lambert NV	3,632	290,261
KBC Group NV	9,347	601,809
Proximus S.A.	3,652	35,259
Sofina S.A.(2)	417	92,075
Solvay S.A.	2,638	266,717
UCB S.A.	4,761	375,136
Umicore S.A.	7,884	289,972
		$5,297,193
Canada — 9.3%
Agnico Eagle Mines, Ltd.	38,424	$1,996,686
Air Canada(1)	18,211	260,791
Algonquin Power & Utilities Corp.(2)	45,792	298,291
Alimentation Couche-Tard, Inc.	52,427	2,303,845
Bank of Montreal	32,506	2,944,746
Bank of Nova Scotia (The)	59,676	2,923,860
BCE, Inc.	17,233	757,157
Brookfield Asset Management, Ltd., Class A(1)(2)	19,031	544,927
Brookfield Corp.	76,125	2,393,946
BRP, Inc.	2,389	182,139
CAE, Inc.(1)	19,361	374,494
Canadian Imperial Bank of Commerce	45,437	1,837,950
Canadian National Railway Co.	33,322	3,958,279
Canadian Pacific Railway, Ltd.(2)	48,617	3,624,731
Canadian Tire Corp., Ltd., Class A	2,727	284,986
CCL Industries, Inc., Class B	8,848	377,968
CGI, Inc.(1)	11,319	975,658
Constellation Software, Inc.	1,095	1,709,591
Dollarama, Inc.	14,971	875,593
Empire Co., Ltd.	11,152	293,708
George Weston, Ltd.	4,769	591,687
GFL Environmental, Inc.	12,537	366,110
Gildan Activewear, Inc.	10,361	283,741
Great-West Lifeco, Inc.	14,877	343,907
Hydro One, Ltd.(3)	19,112	511,959
IGM Financial, Inc.(2)	4,844	135,231
Intact Financial Corp.	8,805	1,267,491
Loblaw Cos., Ltd.	10,800	954,931
Magna International, Inc.(2)	15,678	880,790
Manulife Financial Corp.	98,267	1,752,694
Metro, Inc.	16,544	916,029
National Bank of Canada(2)	16,542	1,114,569
Northland Power, Inc.	14,233	390,304
Nutrien, Ltd.(2)	31,166	2,275,302
Open Text Corp.	14,935	442,535

Calvert
International Responsible Index Fund
December 31, 2022
Schedule of Investments (Unaudited) — continued

Security	Shares	Value
Canada (continued)
Power Corp. of Canada(2)	26,234	$ 617,100
Ritchie Bros. Auctioneers, Inc.	7,153	413,173
Rogers Communications, Inc., Class B	18,763	878,147
Royal Bank of Canada(2)	57,520	5,407,900
Saputo, Inc.	17,422	431,304
Shaw Communications, Inc., Class B	25,522	735,313
Shopify, Inc., Class A(1)	49,998	1,735,431
Sun Life Financial, Inc.	28,972	1,344,823
TELUS Corp.	26,536	512,102
TELUS International CDA, Inc.(1)	4,100	80,940
TFI International, Inc.	4,297	430,366
Thomson Reuters Corp.	10,169	1,160,047
TMX Group, Ltd.	2,690	269,238
Toromont Industries, Ltd.	5,218	376,551
Toronto-Dominion Bank (The)	76,549	4,956,463
Waste Connections, Inc.(4)	1,462	193,803
Waste Connections, Inc.(4)	13,851	1,836,025
West Fraser Timber Co., Ltd.(2)	3,117	225,073
WSP Global, Inc.(2)	6,979	809,698
		$63,560,123
Denmark — 2.5%
AP Moller - Maersk A/S, Class B	282	$631,286
Carlsberg A/S, Class B	4,624	613,359
Chr. Hansen Holding A/S	3,939	283,343
Coloplast A/S, Class B	5,433	636,490
Danske Bank A/S	22,924	452,133
Demant A/S(1)	4,371	121,888
DSV A/S	7,040	1,113,286
Genmab A/S(1)	2,593	1,096,307
GN Store Nord A/S	5,813	134,203
H Lundbeck A/S, Class A(1)	13,629	46,739
Novo Nordisk A/S, Class B	64,777	8,797,725
Novozymes A/S, Class B	8,679	440,317
Orsted A/S(3)	7,861	710,679
Pandora A/S	3,279	231,765
ROCKWOOL International A/S, Class B	541	126,650
Tryg A/S	13,664	324,732
Vestas Wind Systems A/S	47,247	1,378,225
		$17,139,127
Finland — 1.3%
Elisa Oyj	4,895	$259,460
Fortum Oyj	17,211	286,633
Kesko Oyj, Class B	17,111	378,088
Kone Oyj, Class B	13,219	684,371
Metso Outotec Oyj	28,190	290,285
Security	Shares	Value
Finland (continued)
Neste Oyj	36,740	$ 1,694,337
Nokia Oyj	196,538	913,056
Nordea Bank Abp	119,006	1,274,787
Orion Oyj, Class B	4,947	271,209
Sampo Oyj, Class A	16,782	876,515
Stora Enso Oyj, Class R	33,493	472,234
UPM-Kymmene Oyj	24,278	908,516
Valmet Oyj	7,840	211,638
Wartsila Oyj Abp	17,591	148,328
		$8,669,457
France — 9.1%
Accor S.A.(1)	7,714	$192,445
Air France-KLM(1)	47,945	63,262
Air Liquide S.A.	24,045	3,412,834
ALD S.A.(2)(3)	3,000	34,614
Alstom S.A.	13,795	337,517
Amundi S.A.(3)	2,563	145,345
Arkema S.A.	3,086	277,570
AXA S.A.	88,291	2,459,390
BioMerieux	1,619	170,098
BNP Paribas S.A.	42,643	2,428,055
Bouygues S.A.	9,333	279,913
Bureau Veritas S.A.	13,694	360,891
Capgemini SE	6,993	1,169,062
Carrefour S.A.	35,081	586,763
Cie de Saint-Gobain	41,316	2,021,212
Cie Generale des Etablissements Michelin SCA	30,270	843,240
Credit Agricole S.A.	50,102	527,040
Danone S.A.	34,196	1,802,323
Dassault Systemes SE	29,039	1,044,232
Edenred	12,864	700,128
Eiffage S.A.	3,806	374,373
Engie S.A.	85,090	1,217,303
EssilorLuxottica S.A.	13,390	2,422,692
Eurazeo SE	1,825	113,620
Eurofins Scientific SE	7,106	510,197
Getlink SE	19,320	309,374
Hermes International	1,464	2,266,054
Ipsen S.A.	1,880	202,214
Kering S.A.	3,081	1,568,006
Legrand S.A.	11,737	941,093
L'Oreal S.A.	10,511	3,763,963
LVMH Moet Hennessy Louis Vuitton SE	10,559	7,683,703
Orange S.A.(2)	79,690	790,693
Pernod Ricard S.A.	10,701	2,105,127
Publicis Groupe S.A.	11,486	733,752

Calvert
International Responsible Index Fund
December 31, 2022
Schedule of Investments (Unaudited) — continued

Security	Shares	Value
France (continued)
Renault S.A.(1)	7,936	$ 264,813
Rexel S.A.	10,787	213,350
Safran S.A.	15,901	1,991,661
Sanofi	52,082	5,022,087
Sartorius Stedim Biotech	1,134	368,514
Schneider Electric SE	24,604	3,455,252
SEB S.A.	643	53,949
Societe Generale S.A.	33,671	844,591
Sodexo S.A.(2)	4,270	408,547
SOITEC(1)	936	153,632
Teleperformance	2,505	598,858
Thales S.A.	4,803	613,673
Ubisoft Entertainment S.A.(1)	4,837	136,649
Valeo	9,007	160,935
Veolia Environnement S.A.	32,265	829,030
Vinci S.A.	23,452	2,337,857
Vivendi SE	32,895	314,244
Worldline S.A.(1)(3)	11,068	433,450
		$62,059,190
Germany — 6.4%
adidas AG	7,167	$971,317
Allianz SE	17,589	3,756,265
Aroundtown S.A.	43,811	102,054
Bayerische Motoren Werke AG	15,840	1,402,394
Bechtle AG	4,581	161,930
Beiersdorf AG	4,252	485,883
Brenntag SE	8,107	517,023
Carl Zeiss Meditec AG	1,767	222,101
Commerzbank AG(1)	41,593	388,879
Continental AG	4,984	297,119
Covestro AG(3)	9,816	382,392
CTS Eventim AG & Co. KGaA(1)	3,411	216,527
Daimler Truck Holding AG(1)	22,159	681,206
Delivery Hero SE(1)(3)	8,407	403,449
Deutsche Boerse AG	8,180	1,408,515
Deutsche Lufthansa AG(1)	32,660	269,218
Deutsche Post AG	49,347	1,846,892
Deutsche Telekom AG	150,180	2,988,067
Deutsche Wohnen SE	3,000	63,831
DWS Group GmbH & Co. KGaA(3)	877	28,301
Evonik Industries AG	9,044	172,504
Fraport AG Frankfurt Airport Services Worldwide(1)	1,848	74,839
Fresenius Medical Care AG & Co. KGaA	10,164	331,982
Fresenius SE & Co. KGaA	21,361	596,653
GEA Group AG	8,989	365,560
Hannover Rueck SE	2,481	489,520
Security	Shares	Value
Germany (continued)
HeidelbergCement AG	15,342	$ 869,354
Hella GmbH & Co. KGaA	1,536	124,705
HelloFresh SE(1)	6,732	146,925
Henkel AG & Co. KGaA	4,052	260,400
Infineon Technologies AG	62,294	1,893,232
KION Group AG	3,562	101,451
Knorr-Bremse AG	3,492	189,973
LEG Immobilien SE	3,869	252,331
Mercedes-Benz Group AG	43,098	2,818,388
Merck KGaA	6,345	1,224,206
MTU Aero Engines AG	2,806	603,669
Muenchener Rueckversicherungs-Gesellschaft AG	6,155	1,990,960
Nemetschek SE	2,636	134,769
Puma SE	4,756	287,468
RTL Group S.A.	1,323	55,719
SAP SE	47,265	4,879,671
Scout24 SE(3)	4,026	202,643
Siemens AG	36,517	5,033,912
Siemens Energy AG(1)	23,566	442,479
Siemens Healthineers AG(3)	13,829	689,813
Symrise AG	6,596	716,359
Talanx AG	1,695	79,905
Telefonica Deutschland Holding AG(3)	48,603	119,370
thyssenkrupp AG(1)	63,113	383,256
United Internet AG	3,162	63,760
Volkswagen AG	1,645	258,060
Vonovia SE	40,443	952,692
Wacker Chemie AG	866	110,361
Zalando SE(1)(3)	11,463	403,553
		$43,913,805
Hong Kong — 2.3%
AIA Group, Ltd.	497,583	$5,494,999
BOC Hong Kong Holdings, Ltd.	169,350	574,909
Chow Tai Fook Jewellery Group, Ltd.	128,000	260,117
ESR Group, Ltd.(3)	133,400	278,879
Fosun International, Ltd.	274,000	222,399
Hang Lung Properties, Ltd.	98,000	190,905
Hang Seng Bank, Ltd.	34,779	576,860
Henderson Land Development Co., Ltd.	71,355	248,401
HKT Trust & HKT, Ltd.	172,000	210,549
Hong Kong Exchanges & Clearing, Ltd.	58,299	2,505,122
Hongkong Land Holdings, Ltd.	62,000	285,250
MTR Corp., Ltd.	83,376	440,963
New World Development Co., Ltd.	91,250	255,972
Sino Land Co., Ltd.	178,000	222,017
Sun Hung Kai Properties, Ltd.	88,801	1,212,965

Calvert
International Responsible Index Fund
December 31, 2022
Schedule of Investments (Unaudited) — continued

Security	Shares	Value
Hong Kong (continued)
Swire Pacific, Ltd., Class A	24,393	$ 213,826
Swire Properties, Ltd.	78,000	197,566
Techtronic Industries Co., Ltd.	72,493	805,168
WH Group, Ltd.(3)	535,041	312,056
Wharf Holdings, Ltd. (The)	63,779	187,087
Wharf Real Estate Investment Co., Ltd.	88,000	512,524
Xinyi Glass Holdings, Ltd.	314,000	580,138
		$ 15,788,672
Ireland — 1.4%
AIB Group PLC	20,713	$79,505
Aon PLC, Class A	9,969	2,992,096
Bank of Ireland Group PLC	34,055	324,521
CRH PLC	54,506	2,167,711
DCC PLC	10,840	533,023
ICON PLC(1)	3,427	665,695
James Hardie Industries PLC CDI	52,818	950,633
Kerry Group PLC, Class A	7,549	681,903
Kingspan Group PLC	17,598	952,824
Smurfit Kappa Group PLC	10,554	388,919
		$9,736,830
Israel — 0.4%
Bank Hapoalim B.M.	70,312	$633,084
Bank Leumi Le-Israel B.M.	81,642	679,980
Check Point Software Technologies, Ltd.(1)	5,904	744,849
Mizrahi Tefahot Bank, Ltd.	8,226	265,496
Nice, Ltd.(1)	3,736	718,724
		$3,042,133
Italy — 1.8%
A2A SpA	77,405	$103,201
Amplifon SpA	7,329	218,842
Assicurazioni Generali SpA	60,673	1,078,917
Banca Mediolanum SpA	8,796	73,292
Banco BPM SpA	71,482	254,831
DiaSorin SpA	1,327	185,681
Enel SpA	460,352	2,475,838
ERG SpA	3,073	95,243
FinecoBank Banca Fineco SpA	29,512	490,079
Hera SpA	48,247	130,133
Infrastrutture Wireless Italiane SpA(3)	17,407	175,606
Interpump Group SpA	3,366	151,965
Intesa Sanpaolo SpA	785,044	1,739,194
Italgas SpA	25,167	139,737
Mediobanca Banca di Credito Finanziario SpA(2)	33,044	317,522
Moncler SpA	10,201	542,049
Security	Shares	Value
Italy (continued)
Nexi SpA(1)(3)	27,214	$ 214,826
Pirelli & C SpA(3)	23,350	100,091
Poste Italiane SpA(3)	24,116	235,287
PRADA SpA	33,700	189,185
Prysmian SpA	15,648	581,409
Recordati Industria Chimica e Farmaceutica SpA	5,927	246,372
Reply SpA	1,162	133,302
Snam SpA	117,899	571,673
Telecom Italia SpA(1)(2)	498,725	115,580
Terna - Rete Elettrica Nazionale	86,250	636,973
UniCredit SpA	91,787	1,302,416
UnipolSai Assicurazioni SpA(2)	13,800	33,975
		$12,533,219
Japan — 16.7%
Advantest Corp.	9,100	$582,842
Aeon Co., Ltd.	29,379	620,351
AGC, Inc.	21,455	712,000
Aisin Corp.	5,900	156,438
Ajinomoto Co., Inc.	26,108	797,947
ANA Holdings, Inc.(1)	9,256	196,023
Asahi Group Holdings, Ltd.	28,100	874,686
Astellas Pharma, Inc.	86,671	1,317,887
Bandai Namco Holdings, Inc.	7,975	499,868
Bridgestone Corp.	26,200	927,665
Canon, Inc.(2)	42,968	930,002
Capcom Co., Ltd.	8,800	280,900
Central Japan Railway Co.	10,067	1,236,022
Chugai Pharmaceutical Co., Ltd.	30,156	769,182
Dai Nippon Printing Co., Ltd.	12,029	241,657
Daifuku Co., Ltd.	4,700	219,086
Dai-ichi Life Insurance Co., Ltd.	41,094	928,041
Daiichi Sankyo Co., Ltd.	81,739	2,630,908
Daikin Industries, Ltd.	11,500	1,744,705
Daito Trust Construction Co., Ltd.	2,800	286,672
Daiwa House Industry Co., Ltd.	34,592	796,870
Daiwa Securities Group, Inc.	62,800	277,501
Denso Corp.	25,147	1,233,204
Dentsu Group, Inc.	11,000	345,077
Disco Corp.	1,400	399,029
East Japan Railway Co.	14,426	821,675
Eisai Co., Ltd.	11,625	766,692
FANUC Corp.	9,651	1,444,238
Fast Retailing Co., Ltd.	2,542	1,546,892
Fuji Electric Co., Ltd.	6,600	249,079
FUJIFILM Holdings Corp.	15,600	780,022
Fujitsu, Ltd.	9,048	1,206,257

Calvert
International Responsible Index Fund
December 31, 2022
Schedule of Investments (Unaudited) — continued

Security	Shares	Value
Japan (continued)
GMO Payment Gateway, Inc.	1,600	$ 132,318
Hamamatsu Photonics K.K.	6,421	306,460
Hankyu Hanshin Holdings, Inc.	11,600	343,680
HOYA Corp.	17,487	1,674,879
Hulic Co., Ltd.	28,700	225,368
Isuzu Motors, Ltd.	31,300	362,857
Itochu Techno-Solutions Corp.	5,400	125,257
Japan Airlines Co., Ltd.(1)	7,300	148,684
Japan Exchange Group, Inc.	19,400	279,608
Japan Post Bank Co., Ltd.(2)	16,600	142,311
JSR Corp.	9,900	193,855
Kao Corp.	19,563	776,660
KDDI Corp.	68,818	2,087,036
Keyence Corp.	9,300	3,610,674
Kikkoman Corp.	8,209	432,094
Komatsu, Ltd.	44,046	952,015
Kubota Corp.(2)	48,094	657,033
Kyocera Corp.	14,600	724,695
Kyowa Kirin Co., Ltd.	12,806	293,308
Lixil Corp.	13,400	202,020
M3, Inc.	20,100	545,982
Makita Corp.	8,892	207,141
MEIJI Holdings Co., Ltd.	6,571	336,818
MINEBEA MITSUMI, Inc.(2)	16,800	248,910
MISUMI Group, Inc.	13,900	302,107
Mitsubishi Chemical Group Corp.	59,060	305,755
Mitsubishi Electric Corp.	108,707	1,077,171
Mitsubishi Estate Co., Ltd.	68,808	891,310
Mitsubishi HC Capital, Inc.	29,900	147,065
Mitsubishi Heavy Industries, Ltd.	15,700	620,410
Mitsubishi UFJ Financial Group, Inc.(5)	553,657	3,716,928
Mitsui Fudosan Co., Ltd.	45,400	829,774
Mizuho Financial Group, Inc.	100,958	1,422,326
MS&AD Insurance Group Holdings, Inc.	19,200	613,821
Murata Manufacturing Co., Ltd.	25,953	1,279,877
Nidec Corp.	25,580	1,316,325
Nintendo Co., Ltd.	49,590	2,085,090
Nippon Paint Holdings Co., Ltd.	42,645	334,938
Nippon Telegraph & Telephone Corp.	56,040	1,598,177
Nissan Chemical Corp.	7,100	309,611
Nissin Foods Holdings Co., Ltd.	3,499	277,101
Nitori Holdings Co., Ltd.	3,168	413,939
Nitto Denko Corp.	6,786	390,838
Nomura Holdings, Inc.	129,800	480,971
Nomura Research Institute, Ltd.	18,400	437,440
NTT Data Corp.	27,035	393,974
Obic Co., Ltd.	3,100	455,108
Security	Shares	Value
Japan (continued)
Olympus Corp.	55,000	$ 970,067
Omron Corp.	9,082	438,913
Ono Pharmaceutical Co., Ltd.	18,122	423,576
Oracle Corp. Japan	2,126	138,236
Oriental Land Co., Ltd.	10,597	1,542,120
ORIX Corp.	53,567	857,428
Osaka Gas Co., Ltd.	16,900	272,311
Otsuka Corp.	4,388	138,311
Otsuka Holdings Co., Ltd.	18,920	617,033
Pan Pacific International Holdings Corp.	18,668	346,742
Panasonic Corp.(2)	101,400	848,619
Rakuten Group, Inc.(1)(2)	37,800	170,367
Recruit Holdings Co., Ltd.	75,579	2,365,772
Renesas Electronics Corp.(1)	53,600	473,731
Resona Holdings, Inc.	91,633	503,286
Rohm Co., Ltd.	3,476	249,192
Secom Co., Ltd.	11,300	644,753
Seiko Epson Corp.	10,700	155,675
Sekisui Chemical Co., Ltd.	19,172	267,225
Sekisui House, Ltd.	34,470	611,120
SG Holdings Co., Ltd.	15,600	216,305
Shimadzu Corp.	11,526	326,300
Shin-Etsu Chemical Co., Ltd.	20,937	2,556,662
Shionogi & Co., Ltd.	12,054	601,412
Shiseido Co., Ltd.	17,397	852,691
SMC Corp.	2,832	1,182,511
SoftBank Corp.	129,400	1,463,988
SoftBank Group Corp.	55,490	2,346,835
Sompo Holdings, Inc.	11,937	528,130
Sony Group Corp.	58,100	4,428,474
Square Enix Holdings Co., Ltd.	3,700	171,774
Subaru Corp.	28,300	428,464
SUMCO Corp.	18,800	249,073
Sumitomo Chemical Co., Ltd.	65,800	235,934
Sumitomo Electric Industries, Ltd.	33,473	378,193
Sumitomo Mitsui Financial Group, Inc.	55,953	2,251,124
Sumitomo Mitsui Trust Holdings, Inc.	14,616	510,033
Suntory Beverage & Food, Ltd.	8,300	282,633
Sysmex Corp.	8,726	526,794
T&D Holdings, Inc.	21,219	303,744
Takeda Pharmaceutical Co., Ltd.	73,952	2,310,754
TDK Corp.	16,642	541,424
Terumo Corp.	29,546	837,646
TIS, Inc.	9,300	244,420
Toho Co., Ltd.	5,900	227,421
Tokio Marine Holdings, Inc.	75,200	1,606,451
Tokyo Electron, Ltd.	6,826	2,005,675

Calvert
International Responsible Index Fund
December 31, 2022
Schedule of Investments (Unaudited) — continued

Security	Shares	Value
Japan (continued)
Tokyo Gas Co., Ltd.	20,900	$ 409,218
Tokyu Corp.	28,332	356,812
TOPPAN, Inc.	17,900	264,338
Toray Industries, Inc.	71,850	399,584
TOTO, Ltd.	5,164	175,160
Toyota Industries Corp.	6,775	368,056
Toyota Motor Corp.	557,215	7,601,829
Trend Micro, Inc.(1)	6,493	303,660
Unicharm Corp.	20,002	765,801
USS Co., Ltd.	9,200	145,977
West Japan Railway Co.	10,610	460,679
Yakult Honsha Co., Ltd.	10,286	669,593
Yamaha Corp.	5,944	220,569
Yamaha Motor Co., Ltd.	13,725	310,202
Yamato Holdings Co., Ltd.	18,100	286,817
Yaskawa Electric Corp.	13,500	430,723
Z Holdings Corp.	122,600	306,195
ZOZO, Inc.	6,400	158,053
		$113,811,745
Netherlands — 4.7%
Aalberts NV	3,954	$154,017
ABN AMRO Bank NV(3)	16,992	235,304
Adyen NV(1)(3)	1,333	1,850,536
Aegon NV	65,405	331,386
AerCap Holdings NV(1)	5,487	320,002
Akzo Nobel NV	8,492	569,835
Argenx SE(1)(4)	2,072	777,841
Argenx SE(1)(4)	717	269,166
ASM International NV	2,187	554,917
ASML Holding NV	16,557	9,027,731
ASR Nederland NV	5,377	255,483
BE Semiconductor Industries NV	3,494	212,927
Euronext NV(3)	3,924	290,498
IMCD NV	2,932	419,398
ING Groep NV	153,416	1,868,783
JDE Peet's NV	6,901	199,610
Koninklijke Ahold Delhaize NV	58,173	1,672,547
Koninklijke DSM NV	8,501	1,043,877
Koninklijke KPN NV	141,126	436,821
Koninklijke Philips NV	39,180	589,550
NN Group NV	11,475	469,238
NXP Semiconductors NV	11,876	1,876,764
Prosus NV	38,196	2,637,181
QIAGEN NV(1)	10,994	548,271
Randstad NV	6,100	372,724
Signify NV(3)	6,415	215,945
Security	Shares	Value
Netherlands (continued)
Stellantis NV	104,904	$ 1,490,723
STMicroelectronics NV(4)	13,134	466,730
STMicroelectronics NV(2)(4)	16,138	573,436
Universal Music Group NV	39,058	944,526
Wolters Kluwer NV	13,387	1,400,752
		$ 32,076,519
New Zealand — 0.2%
Auckland International Airport, Ltd.(1)	47,338	$ 234,777
Fisher & Paykel Healthcare Corp., Ltd.	21,140	302,473
Meridian Energy, Ltd.	60,330	200,669
Spark New Zealand, Ltd.	67,979	232,744
Xero, Ltd.(1)	5,226	249,196
		$1,219,859
Norway — 0.8%
Adevinta ASA(1)	25,013	$165,629
DNB Bank ASA	58,358	1,152,577
Gjensidige Forsikring ASA	12,137	238,055
Mowi ASA	38,106	649,337
Norsk Hydro ASA	158,369	1,183,391
Orkla ASA	69,109	498,782
Salmar ASA	6,909	270,946
Telenor ASA	45,193	422,237
TOMRA Systems ASA	18,804	317,153
Yara International ASA	12,311	540,662
		$5,438,769
Portugal — 0.2%
EDP - Energias de Portugal S.A.	156,456	$779,903
Jeronimo Martins SGPS S.A.	19,161	414,557
		$1,194,460
Singapore — 1.1%
CapitaLand Investment, Ltd.	131,200	$362,596
DBS Group Holdings, Ltd.	87,229	2,207,906
Flex, Ltd.(1)	17,644	378,640
Oversea-Chinese Banking Corp., Ltd.	156,171	1,420,537
Singapore Airlines, Ltd.(2)	74,156	306,180
Singapore Exchange, Ltd.	37,800	252,764
Singapore Technologies Engineering, Ltd.	94,000	235,218
Singapore Telecommunications, Ltd.	441,812	847,083
United Overseas Bank, Ltd.	60,859	1,394,026
		$7,404,950
South Korea — 3.3%
AMOREPACIFIC Corp.	1,608	$175,987
Doosan Enerbility Co., Ltd.(1)	24,719	300,903

Calvert
International Responsible Index Fund
December 31, 2022
Schedule of Investments (Unaudited) — continued

Security	Shares	Value
South Korea (continued)
Hana Financial Group, Inc.	12,534	$ 417,371
HMM Co., Ltd.	18,169	283,190
HYBE Co., Ltd.(1)	883	122,155
Hyundai Glovis Co., Ltd.	870	112,953
Hyundai Mobis Co., Ltd.	3,408	540,571
Hyundai Motor Co.	7,736	925,859
Kakao Corp.(1)	15,507	660,535
Kakaopay Corp.(1)	1,000	43,409
KB Financial Group, Inc.	18,088	692,999
Kia Corp.	12,885	606,245
Krafton, Inc.(1)	1,184	158,334
KT Corp.(1)	7,272	194,637
L&F Co., Ltd.(1)	1,113	153,460
LG Chem, Ltd.	2,733	1,305,088
LG Electronics, Inc.	5,416	372,349
LG H&H Co., Ltd.	531	305,627
LG Innotek Co., Ltd.	636	128,268
NAVER Corp.	7,324	1,041,626
NCSoft Corp.	845	301,854
Netmarble Corp.(3)	635	30,547
Samsung C&T Corp.	4,642	418,204
Samsung Electro-Mechanics Co., Ltd.	2,592	269,186
Samsung Electronics Co., Ltd.	228,450	10,027,412
Samsung SDS Co., Ltd.	1,536	149,697
Shinhan Financial Group Co., Ltd.	21,231	591,060
SK Bioscience Co., Ltd.(1)	1,156	67,690
SK Hynix, Inc.	27,644	1,649,352
SK IE Technology Co., Ltd.(1)(3)	1,044	44,119
SK Telecom Co., Ltd.	1,040	39,014
Woori Financial Group, Inc.	22,761	207,929
		$22,337,630
Spain — 2.1%
Acciona S.A.	1,282	$235,929
Aena SME S.A.(1)(3)	3,684	461,820
Amadeus IT Group S.A.(1)	18,445	956,884
Banco Bilbao Vizcaya Argentaria S.A.	231,446	1,394,061
Banco de Sabadell S.A.	206,973	194,547
Banco Santander S.A.	660,532	1,975,065
Bankinter S.A.(2)	23,595	158,075
CaixaBank S.A.	163,748	642,021
Cellnex Telecom S.A.(3)	23,085	765,757
EDP Renovaveis S.A.	12,084	266,277
Enagas S.A.(2)	25,212	419,238
Ferrovial S.A.	21,974	575,339
Grifols S.A.(1)	12,573	145,198
Iberdrola S.A.	298,460	3,484,069
Security	Shares	Value
Spain (continued)
Industria de Diseno Textil S.A.	44,384	$ 1,178,885
International Consolidated Airlines Group S.A.(1)(2)	198,069	294,956
Mapfre S.A.(2)	30,543	59,086
Naturgy Energy Group S.A.	9,120	237,020
Red Electrica Corp. S.A.	17,781	309,179
Telefonica S.A.	226,034	818,267
		$ 14,571,673
Sweden — 2.9%
Alfa Laval AB	12,671	$366,538
Alleima AB(1)	18,031	66,419
Assa Abloy AB, Class B	46,800	1,006,633
Atlas Copco AB, Class A	181,573	2,151,349
Axfood AB	5,804	159,150
Boliden AB	31,825	1,195,417
Castellum AB(2)	12,104	146,585
Epiroc AB, Class A	43,262	787,762
EQT AB(2)	12,656	268,880
Essity AB, Class B	27,620	723,290
Fastighets AB Balder, Class B(1)	30,132	140,634
Getinge AB, Class B	10,883	226,264
H & M Hennes & Mauritz AB, Class B(2)	28,392	305,964
Hexagon AB, Class B	88,202	924,805
Holmen AB, Class B	4,339	172,453
Husqvarna AB, Class B	19,098	134,133
Industrivarden AB, Class A	13,299	323,472
Indutrade AB	14,507	294,195
Investment AB Latour, Class B	5,932	112,185
Investor AB, Class B	94,116	1,703,589
Kinnevik AB, Class B(1)	9,659	132,948
L E Lundbergforetagen AB, Class B	4,479	190,955
Lifco AB, Class B	8,813	147,514
Nibe Industrier AB, Class B	76,068	710,002
Saab AB, Class B	3,993	157,354
Sagax AB, Class B	10,866	246,879
Sandvik AB	47,933	866,225
Skandinaviska Enskilda Banken AB, Class A	66,960	770,902
Skanska AB, Class B	17,510	277,577
SKF AB, Class B(2)	19,064	291,175
Spotify Technology S.A.(1)	5,487	433,199
SSAB AB, Class A	90,592	495,669
Svenska Cellulosa AB SCA, Class B	31,814	402,914
Svenska Handelsbanken AB, Class A	62,520	629,451
Swedbank AB, Class A	39,923	679,053
Swedish Orphan Biovitrum AB(1)	8,557	177,104
Tele2 AB, Class B	26,729	218,051
Telia Co. AB	108,966	278,437

Calvert
International Responsible Index Fund
December 31, 2022
Schedule of Investments (Unaudited) — continued

Security	Shares	Value
Sweden (continued)
Trelleborg AB, Class B	9,826	$ 226,967
Volvo AB, Class B	81,570	1,473,448
Volvo Car AB, Class B(1)(2)	22,115	100,699
		$ 20,116,240
Switzerland — 9.0%
ABB, Ltd.	70,253	$ 2,141,136
Accelleron Industries AG(1)	3,515	72,551
Adecco Group AG	7,319	240,757
Alcon, Inc.	20,689	1,419,657
Bachem Holding AG	1,448	125,644
Baloise Holding AG	1,582	243,955
Banque Cantonale Vaudoise	787	75,455
Barry Callebaut AG	180	355,455
Belimo Holding AG	389	185,583
BKW AG	797	109,048
Chocoladefabriken Lindt & Spruengli AG PC	55	560,452
Chubb, Ltd.	15,145	3,340,987
Cie Financiere Richemont S.A.	19,465	2,523,830
Clariant AG	7,779	123,542
Coca-Cola HBC AG	11,049	261,185
DKSH Holding AG	1,524	115,570
Emmi AG	100	84,669
Flughafen Zurich AG(1)	769	118,995
Garmin, Ltd.	5,866	541,373
Geberit AG	1,298	612,760
Givaudan S.A.	400	1,225,162
Helvetia Holding AG	1,201	139,752
Julius Baer Group, Ltd.	7,623	443,667
Kuehne + Nagel International AG	2,026	471,010
Logitech International S.A.	6,707	415,897
Lonza Group AG	3,074	1,508,951
Nestle S.A.	114,176	13,188,396
Novartis AG	84,598	7,655,901
Partners Group Holding AG	805	712,814
PSP Swiss Property AG	1,851	217,441
Roche Holding AG PC	27,843	8,749,310
Schindler Holding AG	2,656	479,014
SGS S.A.	291	677,837
SIG Group AG	13,847	302,573
Sika AG	6,142	1,476,557
Sonova Holding AG	1,937	460,035
Straumann Holding AG	4,612	528,863
Swatch Group AG (The)	1,089	309,516
Swiss Life Holding AG	1,170	603,087
Swiss Prime Site AG	3,251	281,773
Swiss Re AG	10,495	981,297
Security	Shares	Value
Switzerland (continued)
Swisscom AG	1,052	$ 576,297
TE Connectivity, Ltd.	13,451	1,544,175
Temenos AG	2,695	148,261
UBS Group AG	116,524	2,165,741
VAT Group AG(3)	1,080	296,479
Zurich Insurance Group AG	5,378	2,571,099
		$ 61,383,509
Taiwan — 4.3%
Advantech Co., Ltd.	17,499	$187,369
Airtac International Group	6,000	181,149
ASE Technology Holding Co., Ltd.	138,904	422,043
AUO Corp.	256,000	124,364
Cathay Financial Holding Co., Ltd.	365,973	475,196
Chailease Holding Co., Ltd.	59,436	418,738
Chang Hwa Commercial Bank, Ltd.	226,240	126,057
China Steel Corp.	1,337,000	1,295,536
Chunghwa Telecom Co., Ltd.	174,055	640,108
CTBC Financial Holding Co., Ltd.	792,000	568,326
Delta Electronics, Inc.	86,319	800,176
E Ink Holdings, Inc.	34,000	178,048
E.Sun Financial Holding Co., Ltd.	571,265	446,078
Eva Airways Corp.	107,000	97,578
Evergreen Marine Corp. Taiwan, Ltd.	43,200	228,321
Far EasTone Telecommunications Co., Ltd.	78,073	167,465
Feng TAY Enterprise Co., Ltd.	19,000	127,291
First Financial Holding Co., Ltd.	443,628	382,104
Fubon Financial Holding Co., Ltd.	331,550	606,414
Globalwafers Co., Ltd.	8,000	110,853
Hotai Motor Co., Ltd.	12,000	229,043
Hua Nan Financial Holdings Co., Ltd.	389,937	284,521
Largan Precision Co., Ltd.	4,000	264,398
MediaTek, Inc.	62,883	1,271,427
Mega Financial Holding Co., Ltd.	446,559	439,917
Nan Ya Printed Circuit Board Corp.	9,000	66,134
Nanya Technology Corp.	53,000	88,015
Novatek Microelectronics Corp.	22,000	224,900
Powerchip Semiconductor Manufacturing Corp.	106,508	109,877
President Chain Store Corp.	29,828	263,729
Quanta Computer, Inc.	107,398	251,863
Realtek Semiconductor Corp.	21,000	190,974
Shanghai Commercial & Savings Bank, Ltd. (The)	185,081	265,120
SinoPac Financial Holdings Co., Ltd.	372,690	202,724
Taishin Financial Holding Co., Ltd.	495,543	243,060
Taiwan Cement Corp.	645,000	705,093
Taiwan Mobile Co., Ltd.	67,748	208,612
Taiwan Semiconductor Manufacturing Co., Ltd.	952,240	13,829,819

Calvert
International Responsible Index Fund
December 31, 2022
Schedule of Investments (Unaudited) — continued

Security	Shares	Value
Taiwan (continued)
Unimicron Technology Corp.	45,000	$ 174,698
Uni-President Enterprises Corp.	270,000	584,419
United Microelectronics Corp.	497,000	653,001
Vanguard International Semiconductor Corp.	37,000	92,930
Wan Hai Lines, Ltd.	57,270	148,848
Yageo Corp.	14,326	208,796
Yang Ming Marine Transport Corp.	71,000	150,821
Yuanta Financial Holding Co., Ltd.	381,718	269,008
		$29,004,961
United Kingdom — 13.0%
3i Group PLC	50,180	$809,270
abrdn PLC	92,079	209,240
Admiral Group PLC	9,769	250,779
Allfunds Group PLC	18,033	126,461
Amcor PLC	90,511	1,077,986
Antofagasta PLC	38,713	722,679
Ashtead Group PLC	26,096	1,482,377
Associated British Foods PLC	23,572	446,896
AstraZeneca PLC	64,783	8,766,394
Atlassian Corp., Class A(1)	8,315	1,069,974
Auto Trader Group PLC(3)	51,638	321,568
AVEVA Group PLC	6,929	268,201
Aviva PLC	138,388	734,099
B&M European Value Retail S.A.	48,687	241,672
BAE Systems PLC	180,085	1,859,990
Barratt Developments PLC	56,017	267,554
Berkeley Group Holdings PLC	6,369	290,359
BT Group PLC	373,220	503,949
Bunzl PLC	18,501	615,531
Burberry Group PLC	19,012	462,223
Clarivate PLC(1)(2)	20,945	174,681
Coca-Cola Europacific Partners PLC	14,173	784,050
Compass Group PLC	111,847	2,582,773
ConvaTec Group PLC(3)	106,165	297,333
Croda International PLC	8,092	643,950
Dechra Pharmaceuticals PLC	6,518	205,446
Diageo PLC	108,227	4,737,297
DS Smith PLC	75,730	292,121
easyJet PLC(1)	11,998	47,064
Ferguson PLC	10,721	1,361,245
GSK PLC	212,789	3,677,682
Haleon PLC(1)	290,751	1,150,390
Halma PLC	22,785	542,623
Hargreaves Lansdown PLC	17,001	175,075
HomeServe PLC(1)	14,734	212,630
Howden Joinery Group PLC	25,541	172,463
Security	Shares	Value
United Kingdom (continued)
HSBC Holdings PLC	829,703	$ 5,142,113
Informa PLC	89,244	665,739
InterContinental Hotels Group PLC	11,605	665,881
Intermediate Capital Group PLC	13,780	190,263
Intertek Group PLC	10,313	501,750
Investec PLC	30,875	188,747
J Sainsbury PLC	114,133	299,350
JD Sports Fashion PLC	112,769	171,367
Kingfisher PLC	100,207	284,711
Legal & General Group PLC	296,353	888,505
Liberty Global PLC, Class A(1)	25,074	474,651
Linde PLC	22,469	7,328,938
Lloyds Banking Group PLC	3,388,452	1,849,122
London Stock Exchange Group PLC	17,585	1,510,924
M&G PLC	136,480	308,616
Melrose Industries PLC	229,517	369,776
Mondi PLC	27,417	463,646
National Grid PLC	222,824	2,669,287
Next PLC	6,975	488,743
Ocado Group PLC(1)	44,952	333,679
Pearson PLC	45,751	516,612
Persimmon PLC	18,827	276,053
Phoenix Group Holdings PLC	45,305	331,881
Prudential PLC	136,860	1,866,125
Reckitt Benckiser Group PLC	36,294	2,515,766
RELX PLC	109,764	3,034,758
Rentokil Initial PLC	158,574	974,241
Rightmove PLC	50,492	312,365
RS Group PLC	26,415	284,414
Sage Group PLC (The)	52,495	472,702
Schroders PLC	35,076	184,307
Severn Trent PLC	14,307	457,082
Smith & Nephew PLC	50,816	678,638
Smiths Group PLC	19,624	376,625
Spirax-Sarco Engineering PLC	4,253	543,238
SSE PLC	64,197	1,320,336
St. James's Place PLC	29,428	387,666
Standard Chartered PLC	124,796	930,793
Taylor Wimpey PLC	231,451	283,458
Tesco PLC	524,194	1,412,633
Unilever PLC	107,577	5,431,328
United Utilities Group PLC	41,239	492,737
Vodafone Group PLC	1,441,878	1,460,214
Weir Group PLC (The)	16,294	327,744
Whitbread PLC	12,863	397,705

Calvert
International Responsible Index Fund
December 31, 2022
Schedule of Investments (Unaudited) — continued

Security	Shares	Value
United Kingdom (continued)
WPP PLC	69,876	$ 690,374
		$ 88,339,628
Total Common Stocks (identified cost $690,127,274)		$678,123,488

Short-Term Investments — 2.4%

Affiliated Fund — 0.0%(6)
Security	Shares	Value
Morgan Stanley Institutional Liquidity Funds - Government Portfolio, Institutional Class, 4.11%(7)	3,424	$ 3,424
Total Affiliated Fund (identified cost $3,424)		$ 3,424

Securities Lending Collateral — 2.4%
Security	Shares	Value
State Street Navigator Securities Lending Government Money Market Portfolio, 4.34%(8)	16,066,359	$ 16,066,359
Total Securities Lending Collateral (identified cost $16,066,359)		$ 16,066,359
Total Short-Term Investments (identified cost $16,069,783)		$ 16,069,783

Total Investments — 101.8% (identified cost $706,197,057)	$694,193,271
Other Assets, Less Liabilities — (1.8)%	$(12,021,247)
Net Assets — 100.0%	$682,172,024

The percentage shown for each investment category in the Schedule of Investments is based on net assets.
The country classifications used for financial reporting purposes may differ from the classifications determined by Calvert Research and Management (CRM).
(1)	Non-income producing security.
(2)	All or a portion of this security was on loan at December 31, 2022. The aggregate market value of securities on loan at December 31, 2022 was $21,632,546 and the total market value of the collateral received by the Fund was $23,002,949, comprised of cash of $16,066,359 and U.S. government and/or agencies securities of $6,936,590.
(3)	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be sold in certain transactions in reliance on an exemption from registration (normally to qualified institutional buyers). At December 31, 2022, the aggregate value of these securities is $10,192,219 or 1.5% of the Fund's net assets.
(4)	Securities are traded on separate exchanges for the same entity.
(5)	Represents an investment in an issuer that may be deemed to be an affiliate.
(6)	Amount is less than 0.05%.
(7)	May be deemed to be an affiliated investment company. The rate shown is the annualized seven-day yield as of December 31, 2022.
(8)	Represents investment of cash collateral received in connection with securities lending.
At December 31, 2022, the concentration of the Fund’s investments in the various sectors, determined as a percentage of net assets, was as follows:
Economic Sectors	% of Net Assets
Financials	22.4%
Industrials	15.1
Information Technology	13.0
Health Care	12.1
Consumer Discretionary	9.9
Consumer Staples	9.8
Materials	7.1
Communication Services	5.3
Utilities	3.1
Real Estate	1.4
Energy	0.2
Total	99.4%

Abbreviations:
CDI	– CHESS Depositary Interest
PC	– Participation Certificate

The Fund did not have any open derivative instruments at December 31, 2022.

Calvert
International Responsible Index Fund
December 31, 2022
Schedule of Investments (Unaudited) — continued

At December 31, 2022, the value of the Fund’s investment in issuers and funds that may be deemed to be affiliated, was $3,720,352, which represents 1.0% of the Fund’s net assets. Transactions in such investments by the Fund for the fiscal year to date ended December 31, 2022 were as follows:
Name	Value, beginning of period	Purchases	Sales proceeds	Net realized gain (loss)	Change in unrealized appreciation (depreciation)	Value, end of period	Dividend income	Shares, end of period
Common Stocks
Mitsubishi UFJ Financial Group, Inc.	$2,568,839	$ 75,304	$ (182,845)	$18,282	$1,237,348	$3,716,928	$ —	553,657
Short-Term Investments
Liquidity Fund. Instiutional Class(1)	612	33,997,320	(33,994,508)	—	—	3,424	11,114	3,424
Total				$18,282	$1,237,348	$3,720,352	$11,114

(1)	Represents investment in Morgan Stanley Institutional Liquidity Funds - Government Portfolio.
Fair Value Measurements
U.S. generally accepted accounting principles (U.S. GAAP) establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:
Level 1 - quoted prices in active markets for identical securities
Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 - significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)
The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
The following table summarizes the market value of the Fund's holdings as of December 31, 2022, based on the inputs used to value them:
Asset Description	Level 1	Level 2	Level 3	Total
Common Stocks:
Australia	$2,682,924	$35,567,684	$ —	$38,250,608
Austria	—	1,233,188	—	1,233,188
Belgium	—	5,297,193	—	5,297,193
Canada	63,560,123	—	—	63,560,123
Denmark	—	17,139,127	—	17,139,127
Finland	—	8,669,457	—	8,669,457
France	—	62,059,190	—	62,059,190
Germany	—	43,913,805	—	43,913,805
Hong Kong	—	15,788,672	—	15,788,672
Ireland	3,657,791	6,079,039	—	9,736,830
Israel	744,849	2,297,284	—	3,042,133
Italy	—	12,533,219	—	12,533,219
Japan	—	113,811,745	—	113,811,745
Netherlands	2,745,037	29,331,482	—	32,076,519
New Zealand	—	1,219,859	—	1,219,859
Norway	—	5,438,769	—	5,438,769
Portugal	—	1,194,460	—	1,194,460
Singapore	378,640	7,026,310	—	7,404,950
South Korea	—	22,337,630	—	22,337,630
Spain	—	14,571,673	—	14,571,673
Sweden	433,199	19,683,041	—	20,116,240

Calvert
International Responsible Index Fund
December 31, 2022
Schedule of Investments (Unaudited) — continued

Asset Description (continued)	Level 1	Level 2	Level 3	Total
Switzerland	$5,426,535	$55,956,974	$ —	$61,383,509
Taiwan	—	29,004,961	—	29,004,961
United Kingdom	12,271,525	76,068,103	—	88,339,628
Total Common Stocks	$91,900,623	$586,222,865(1)	$ —	$678,123,488
Short-Term Investments:
Affiliated Fund	$3,424	$ —	$ —	$3,424
Securities Lending Collateral	16,066,359	—	—	16,066,359
Total Investments	$107,970,406	$586,222,865	$ —	$694,193,271

(1)	Includes foreign equity securities whose values were adjusted to reflect market trading of comparable securities or other correlated instruments that occurred after the close of trading in their applicable foreign markets.
For information on the Fund’s policy regarding the valuation of investments and other significant accounting policies, please refer to the Fund’s most recent financial statements included in its semiannual or annual report to shareholders.